Business Segments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Reportable business segments	3
Land acquired through noncash transactions		$ 690,000	$ 150,000,000
West Group
Segment Reporting Information [Line Items]
Land acquired through noncash transactions			144,961,000
Machinery and equipment acquired through capital leases	9,150,000
Mid-America
Segment Reporting Information [Line Items]
Machinery and equipment acquired through capital leases	$ 1,191,000